SCHEDULE OF RECONCILIATION OF PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Opening Balance	$ 6,776,116	$ 7,596,990
Additions (Acquisitions)	1,420,885
Additions	222,680	77,797
Disposals	(1,163)
Translation	(42,232)	(258,186)
Depreciation	(705,651)	(640,485)
Impairment	(7,107,504)
Closing Balance	563,131	6,776,116
Property, plant and equipment	705,651	640,485
Land [member]
IfrsStatementLineItems [Line Items]
Opening Balance	1,486,718	1,486,718
Additions (Acquisitions)
Additions
Disposals
Translation
Depreciation
Impairment	(1,486,718)
Closing Balance		1,486,718
Property, plant and equipment
Buildings [member]
IfrsStatementLineItems [Line Items]
Opening Balance	3,412,156	3,950,627
Additions (Acquisitions)	147,296
Additions
Disposals
Translation	(7,164)	(215,291)
Depreciation	(300,228)	(323,180)
Impairment	(3,252,060)
Closing Balance		3,412,156
Property, plant and equipment	300,228	323,180
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Opening Balance	1,490,813	1,655,128
Additions (Acquisitions)	798,702
Additions	76,873
Disposals
Translation	(460)	9,777
Depreciation	(229,121)	(174,092)
Impairment	(2,134,654)
Closing Balance	2,153	1,490,813
Property, plant and equipment	229,121	174,092
Machinery [member]
IfrsStatementLineItems [Line Items]
Opening Balance	49,642	84,685
Additions (Acquisitions)
Additions	11,195	9,981
Disposals
Translation		(37,427)
Depreciation	(5,147)	(7,597)
Impairment	(55,690)
Closing Balance		49,642
Property, plant and equipment	5,147	7,597
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Opening Balance	207,488	189,373
Additions (Acquisitions)	16,083
Additions	92,849	65,127
Disposals
Translation	150	(6,558)
Depreciation	(54,997)	(53,570)
Impairment	(108,736)
Closing Balance	152,837	207,488
Property, plant and equipment	54,997	53,570
Vehicles [member]
IfrsStatementLineItems [Line Items]
Opening Balance	38,516	93,325
Additions (Acquisitions)	66,244
Additions
Disposals	(1,163)
Translation	(541)	(21,803)
Depreciation	(38,406)	(33,006)
Impairment	(12,808)
Closing Balance	51,842	38,516
Property, plant and equipment	38,406	33,006
Office equipment [member]
IfrsStatementLineItems [Line Items]
Opening Balance	6,759	10,435
Additions (Acquisitions)	50,955
Additions	22,496	2,688
Disposals
Translation
Depreciation	(10,197)	(6,364)
Impairment	(7,975)
Closing Balance	62,038	6,759
Property, plant and equipment	10,197	6,364
Information technology equipment [member]
IfrsStatementLineItems [Line Items]
Opening Balance	25,516	32,989
Additions (Acquisitions)	24,721
Additions
Disposals
Translation	3,588
Depreciation	(25,520)	(7,473)
Impairment	(3,589)
Closing Balance	24,716	25,516
Property, plant and equipment	25,520	7,473
Computer software [member]
IfrsStatementLineItems [Line Items]
Opening Balance
Additions (Acquisitions)	47,071
Additions	3,907
Disposals
Translation	(1,772)
Depreciation	(10,325)
Impairment
Closing Balance	38,881
Property, plant and equipment	10,325
Programs and textbooks [member]
IfrsStatementLineItems [Line Items]
Opening Balance
Additions (Acquisitions)	16,594
Additions
Translation
Depreciation
Impairment
Closing Balance	16,594
Property, plant and equipment
Spa equipment curtains crockery glassware and linen [member]
IfrsStatementLineItems [Line Items]
Opening Balance	58,508	93,710
Additions (Acquisitions)	253,219
Additions	15,360
Disposals
Translation	(36,033)
Depreciation	(31,710)	(35,202)
Impairment	(45,274)
Closing Balance	214,070	58,508
Property, plant and equipment	$ 31,710	$ 35,202